Shareholder Report, Average Annual Return (Details) 9057870_Franklin Municipal High Yield ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Franklin Municipal High Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Municipal High Yield ETF (NAV)
Average Annual Return, Percent	8.82%	1.13%	3.01%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%	0.51%	1.95%